Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 12.  Contingencies

From time to time the Company may be involved in claims arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it, including the matter described below, in excess of established reserves, in the aggregate, not to be material to its consolidated financial condition or cash flows. However, losses may be material to the Company’s operating results for any particular future period, depending on the level of income or loss for such period.

Coalesce v. WaferGen.  On April 24, 2012, an action entitled Coalesce Corporation (“Coalesce”) v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September 5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On April 15, 2013, the case was referred to mediation. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company’s financial position and results of operations. Related legal costs are being expensed as incurred.

WaferGen Malaysia.  In a letter dated May 29, 2013, counsel for PMSB (see Note 5) indicated that PMSB intended to pursue winding-up proceedings against WGBM pursuant to Section 218(1)(e) and/or (i) of the Malaysian Companies Act, 1965. Such proceedings have not yet commenced.

Pursuant to the Series C SSA (see Note 5), the shareholders of WGBM agreed that the subscription amounts raised through the issuance of Series C CPS would be used, among other things, to provide a term loan to the Company for its working capital requirements (the “Intercompany Loan”). The Intercompany Loan was made over the course of 2011 in the amount of $5,000,000. As of June 30, 2013, the Intercompany Loan balance, including accrued interest at the London Inter-Bank Offer Rate (presently 3.25%), was approximately $5.3 million.

The Company and WGBM are currently in discussions concerning the potential conversion of the Intercompany Loan into promissory notes to be issued by the Company to WGBM and which would require a single payment of $6.6 million in seven years.

It is anticipated that WGBM and the Company will continue to have discussions with PMSB as well as MTDC regarding PMSB’s attempts to redeem its Series B CPS in WGBM, or alternatively force a winding up of WGBM. However, there can be no assurance that those discussions will lead to a negotiated outcome or that PMSB will not be successful in its efforts to either redeem its Series B CPS or have WGBM wound up. For as long as WGBM remains a consolidated subsidiary of the Company, the Company’s debt to WGBM will eliminate in consolidation. However, in the event that WGBM is liquidated, its assets, including the Company’s debt, could be distributed to WGBM’s investors, in which case the Company would be required to record such debt on its balance sheet, with an offsetting reduction in derivative liabilities and temporary equity.

NOTE 16.  Contingencies

From time to time the Company may be involved in claims arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it, including the matter described below, in excess of established reserves, in the aggregate, not to be material to its consolidated financial condition or cash flows. However, losses may be material to the Company’s operating results for any particular future period, depending on the level of income or loss for such period.

Coalesce v. WaferGen.  On April 24, 2012, an action entitled Coalesce Corporation (“Coalesce”) v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September 5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On October 30, 2012, the Company filed a notice of demurrer to Coalesce’s complaint seeking to dismiss the complaint in its entirety. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company’s financial position and results of operations.Related legal costs are being expensed as incurred.